Earnings Per Share (EPS)	9 Months Ended
Sep. 30, 2024
Earnings Per Share ("EPS")
Earnings Per Share ("EPS")

Note 15 – Earnings Per Share (“EPS”)

Predecessor

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net loss per common share excludes the potential impact of the Company’s convertible preferred stock, common stock warrants, and common stock options because the Company's net losses would cause such shares to be anti-dilutive. Therefore, as the Company recorded net losses in the periods presented, basic and diluted net loss per common share are the same.

	(Predecessor)
	Period from July 1 to July 30, 2024	Period from July 1 to July 30, 2023	Period from January 1 to July 30, 2024	Nine months ending September 30, 2023
Numerator:
Net income (loss) attributable to common stockholders	$(8,235)	$(10,761)	$(21,278)	$(27,969)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share attributable to common stockholders - basic and diluted	987,810	760,572	815,854	759,489
Net income (loss) per share attributable to common stockholders - basic and diluted	$(8.34)	$(14.15)	$(26.08)	$(36.83)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would be anti-dilutive:

	(Predecessor)
	As of July 30, 2024	As of September 30, 2023
Convertible preferred stock	4,732,044	4,939,946
Stock options	740,409	755,559
SVB Warrants	-	49,080
Total potentially dilutive securities	5,472,453	5,744,585

Successor

After the Business Combination, the Successor calculated basic EPS and diluted EPS to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered (i) the Convertible Securities Notes and (ii) the earnout shares subject to vesting conditions to be participating securities as they participate in any distributions declared by the Company. The Company’s Base Warrants and Convert Warrants are considered as non-participating securities, as the holders are not entitled to any shareholder right prior to the exercise of the Base Warrants and the Convert Warrants. As of the reporting date, none of the Base Warrants or the Convert Warrants were exercised to receive the Company’s Common Stock.

Under the two-class method, undistributed earnings allocated to these participating securities were subtracted from net income in determining net income attributable to common stockholders. Net income attributable to common stockholders was not allocated to Convertible Securities Notes as the holders of Convertible Securities Notes did not have a contractual obligation to share in income.

Further, Basic EPS under the two-class method includes the impact of the Company’s PIPE Pre-funded Warrants as the PIPE Pre-funded Warrants are exercisable for only $0.01 per share (i.e., de minimis cash consideration) without an expiration date and not subject to exercise contingencies.

The Company discloses the Diluted EPS under the if-converted method as such diluted EPS is lower than the diluted EPS calculated under the two-class method. The Earn-out shares subject to vesting conditions are not considered in the denominator for the calculation of diluted EPS as the vesting conditions for the Earn-out shares were not met during the successor reporting period.

The following table sets forth the computation of basic earnings per share attributable to common stockholders and the participating securities for the periods presented (in thousands, except share and per share data):

Basic EPS:

	July 31, 2024 to September 30, 2024 (Successor)
(amounts in thousands, except the per share information)	Common Shares	Convertible Securities Notes	Sponsor Earnout
Numerator:
Net income allocated to each class of participating securities	$2,522	$878	$206
Denominator:
Weighted-average shares outstanding	14,057,636	—	—
Shares issuable to Convertible Securities Notes	—	4,896,978	—
Sponsor Earnout	—	—	1,147,500

Net income per share attributable to each class of participating securities – Basic	$0.18	$0.18	$0.18

The following table sets forth the computation of diluted earnings per share attributable to common stockholders for the periods presented (in thousands, except share and per share data):

Diluted EPS:

(amounts in thousands, except the per share information)	July 31, 2024 to September 30, 2024 (Successor)

Numerator:
Net income – Basic	$3,606
Less: Adjustment for fair value changes to convertible securities notes	(3,255)
Net income attributable to common stockholders – Diluted	$351

Denominator:
Weighted-average shares outstanding – Basic	14,057,636
Weighted-average effect of shares issuable to Convertible Securities Notes (if-converted method)	2,000,000
Weighted-average shares outstanding – Diluted	16,057,636

Net income per share attributable to common shares – Diluted (if-converted method)	$0.02

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would be anti-dilutive:

September 30, 2024 (Successor)
Base Warrants	7,528,727
Convert Warrants	1,500,000
Earn-out Shares, subject to vesting conditions	1,147,500
Stock options issued in connection with the Business Combination	7,587
Total potentially dilutive securities	10,183,814